DERIVATIVE LIABILITIES	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 16: DERIVATIVE LIABILITIES

On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 26,000 shares of common stock as a commitment fee and issued 170,000 shares of common stock that are returnable upon achievement of the terms of the GS Note.

On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.01 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 200,000 warrants that have a term of three-years and an exercise price of $2.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 60,000 shares as a commitment fee.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used in June 30, 2021 and December 31, 2020:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020

Expected term	1 year	-
Expected volatility	164 - 214%	-
Expected dividend yield	-	-
Risk-free interest rate	0.15%	-

The Company’s derivative liabilities are as follows:

	June 30, 2021	December 31, 2020
Fair value of the GS Capital conversion option	$280,000	$-
Fair value of the Platinum Point conversion option	1,024,000	-
Fair value of the Platinum Point warrants (200,000 warrants)	206,000	-
	$1,510,000	$-

Activity related to the derivative liabilities for the period ended June 30, 2021 is as follows:

Beginning balance as of December 31, 2020	$-
Issuances of warrants/conversion option – derivative liabilities	313,868
Warrants exchanged for common stock	-
Change in fair value of warrants/conversion option - derivative liabilities	1,196,132
Ending balance as of June 30, 2021	$1,510,000

There were no derivative liabilities prior to January 2021.